Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000029000
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 42,426	$ 34,711	$ 27,541	$ 23,873	$ 29,182	$ 21,561	$ 17,465	$ 15,338	$ 12,091	$ 10,264	$ 10,000
C000028997
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 39,621	32,496	25,848	22,462	27,526	20,389	16,556	14,577	11,518	9,804	9,574
C000028999
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 38,373	31,716	25,419	22,259	27,484	20,511	16,783	14,886	11,851	10,164	10,000
C000029003
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 42,584	34,867	27,661	24,043	29,371	21,685	17,546	15,393	12,118	10,273	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 45,835	37,340	29,587	25,295	28,958	21,163	16,503	15,018	12,224	10,357	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 45,835	37,340	29,587	25,295	28,958	21,163	16,503	15,018	12,224	10,357	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 45,835	37,340	29,587	25,295	28,958	21,163	16,503	15,018	12,224	10,357	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 45,835	$ 37,340	$ 29,587	$ 25,295	$ 28,958	$ 21,163	$ 16,503	$ 15,018	$ 12,224	$ 10,357	$ 10,000